UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2024

Date of reporting period:	June 1, 2023 – May 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Mortgage Opportunities Fund
Class A [PMORX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class A shares of Putnam Mortgage Opportunities Fund returned 12.91%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 5.46% and 0.50%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, as well as sufficient property cash flows; spreads tightened notably since the regional bank-fueled selloff in early 2023.

↑
Residential mortgage-backed securities (RMBS), led by agency credit risk transfer (CRT) holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures and near record-low inventory. Spreads tightened across RMBS subsectors.

↑
Prepayment strategies, largely from agency interest-only (IO) securities. Prepayment speeds remained at historic lows and expectations for higher-for-longer interest rates supported a stable outlook during the period.

↑
A tactical overweight in mortgage basis positioning in the latter half of 2023 enabled the Fund to capitalize on the difference between longer-term U.S. Treasury yields and the interest rates on 30-year home mortgages when the basis tightened, and interest rates rallied.

Top detractors from performance:
↓	There were no significant detractors.
Use of derivatives and the impact on performance:
Futures and interest rate swaps were used to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. Credit default swaps were used to gain exposure to the CMBS sector and to hedge credit and market risks. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Opportunities Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39234-ATSA-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 4/7/2015 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	Since Inception (4/7/2015)
Class A (without sales charge)	12.91	3.24	3.50
Class A (with sales charge)	8.39	2.40	3.03
Bloomberg U.S. Aggregate Index	1.31	-0.17	0.96
ICE BofA U.S. Treasury Bill Index	5.46	2.12	1.61
Bloomberg U.S. MBS Index	0.50	-0.85	0.50
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 4/7/2015 and began offering Class A shares on 7/1/2019. Returns for periods before 7/1/2019 are based on the Fund’s Class I performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$543,213,623
Total Number of Portfolio Holdings*	528
Total Management Fee Paid	$1,370,273
Portfolio Turnover Rate	1,243%
*	Includes derivatives, if applicable.
Putnam Mortgage Opportunities Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	39234-ATSA-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Opportunities Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	39234-ATSA-0724

Putnam Mortgage Opportunities Fund
Class C [PMOZX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$171	1.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class C shares of Putnam Mortgage Opportunities Fund returned 12.06%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 5.46% and 0.50%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, as well as sufficient property cash flows; spreads tightened notably since the regional bank-fueled selloff in early 2023.

↑
Residential mortgage-backed securities (RMBS), led by agency credit risk transfer (CRT) holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures and near record-low inventory. Spreads tightened across RMBS subsectors.

↑
Prepayment strategies, largely from agency interest-only (IO) securities. Prepayment speeds remained at historic lows and expectations for higher-for-longer interest rates supported a stable outlook during the period.

↑
A tactical overweight in mortgage basis positioning in the latter half of 2023 enabled the Fund to capitalize on the difference between longer-term U.S. Treasury yields and the interest rates on 30-year home mortgages when the basis tightened, and interest rates rallied.

Top detractors from performance:
↓	There were no significant detractors.
Use of derivatives and the impact on performance:
Futures and interest rate swaps were used to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. Credit default swaps were used to gain exposure to the CMBS sector and to hedge credit and market risks. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Opportunities Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39234-ATSC-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 4/7/2015 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	Since Inception (4/7/2015)
Class C (without sales charge)	12.06	2.49	2.83
Class C (with sales charge)	11.06	2.49	2.83
Bloomberg U.S. Aggregate Index	1.31	-0.17	0.96
ICE BofA U.S. Treasury Bill Index	5.46	2.12	1.61
Bloomberg U.S. MBS Index	0.50	-0.85	0.50
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 4/7/2015 and began offering Class C shares on 7/1/2019. Returns for periods before 7/1/2019 are based on the Fund’s Class I performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$543,213,623
Total Number of Portfolio Holdings*	528
Total Management Fee Paid	$1,370,273
Portfolio Turnover Rate	1,243%
*	Includes derivatives, if applicable.
Putnam Mortgage Opportunities Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	39234-ATSC-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Opportunities Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	39234-ATSC-0724

Putnam Mortgage Opportunities Fund
Class I [PMOTX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$50	0.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class I shares of Putnam Mortgage Opportunities Fund returned 13.45%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 5.46% and 0.50%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, as well as sufficient property cash flows; spreads tightened notably since the regional bank-fueled selloff in early 2023.

↑
Residential mortgage-backed securities (RMBS), led by agency credit risk transfer (CRT) holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures and near record-low inventory. Spreads tightened across RMBS subsectors.

↑
Prepayment strategies, largely from agency interest-only (IO) securities. Prepayment speeds remained at historic lows and expectations for higher-for-longer interest rates supported a stable outlook during the period.

↑
A tactical overweight in mortgage basis positioning in the latter half of 2023 enabled the Fund to capitalize on the difference between longer-term U.S. Treasury yields and the interest rates on 30-year home mortgages when the basis tightened, and interest rates rallied.

Top detractors from performance:
↓	There were no significant detractors.
Use of derivatives and the impact on performance:
Futures and interest rate swaps were used to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. Credit default swaps were used to gain exposure to the CMBS sector and to hedge credit and market risks. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Opportunities Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39234-ATSI-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class I 4/7/2015 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	Since Inception (4/7/2015)
Class I (without sales charge)	13.45	3.63	3.88
Class I (with sales charge)	13.45	3.63	3.88
Bloomberg U.S. Aggregate Index	1.31	-0.17	0.96
ICE BofA U.S. Treasury Bill Index	5.46	2.12	1.61
Bloomberg U.S. MBS Index	0.50	-0.85	0.50
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$543,213,623
Total Number of Portfolio Holdings*	528
Total Management Fee Paid	$1,370,273
Portfolio Turnover Rate	1,243%
*	Includes derivatives, if applicable.
Putnam Mortgage Opportunities Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	39234-ATSI-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Opportunities Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	39234-ATSI-0724

Putnam Mortgage Opportunities Fund
Class R6 [PMOLX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$54	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class R6 shares of Putnam Mortgage Opportunities Fund returned 13.40%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 5.46% and 0.50%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, as well as sufficient property cash flows; spreads tightened notably since the regional bank-fueled selloff in early 2023.

↑
Residential mortgage-backed securities (RMBS), led by agency credit risk transfer (CRT) holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures and near record-low inventory. Spreads tightened across RMBS subsectors.

↑
Prepayment strategies, largely from agency interest-only (IO) securities. Prepayment speeds remained at historic lows and expectations for higher-for-longer interest rates supported a stable outlook during the period.

↑
A tactical overweight in mortgage basis positioning in the latter half of 2023 enabled the Fund to capitalize on the difference between longer-term U.S. Treasury yields and the interest rates on 30-year home mortgages when the basis tightened, and interest rates rallied.

Top detractors from performance:
↓	There were no significant detractors.
Use of derivatives and the impact on performance:
Futures and interest rate swaps were used to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. Credit default swaps were used to gain exposure to the CMBS sector and to hedge credit and market risks. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Opportunities Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39234-ATSR6-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 4/7/2015 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	Since Inception (4/7/2015)
Class R6 (without sales charge)	13.40	3.60	3.84
Class R6 (with sales charge)	13.40	3.60	3.84
Bloomberg U.S. Aggregate Index	1.31	-0.17	0.96
ICE BofA U.S. Treasury Bill Index	5.46	2.12	1.61
Bloomberg U.S. MBS Index	0.50	-0.85	0.50
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 4/7/2015 and began offering Class R6 shares on 6/1/2020. Returns for periods before 6/1/2020 are based on the Fund’s Class I performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$543,213,623
Total Number of Portfolio Holdings*	528
Total Management Fee Paid	$1,370,273
Portfolio Turnover Rate	1,243%
*	Includes derivatives, if applicable.
Putnam Mortgage Opportunities Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	39234-ATSR6-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Opportunities Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	39234-ATSR6-0724

Putnam Mortgage Opportunities Fund
Class Y [PMOYX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$65	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class Y shares of Putnam Mortgage Opportunities Fund returned 13.21%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 5.46% and 0.50%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, as well as sufficient property cash flows; spreads tightened notably since the regional bank-fueled selloff in early 2023.

↑
Residential mortgage-backed securities (RMBS), led by agency credit risk transfer (CRT) holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures and near record-low inventory. Spreads tightened across RMBS subsectors.

↑
Prepayment strategies, largely from agency interest-only (IO) securities. Prepayment speeds remained at historic lows and expectations for higher-for-longer interest rates supported a stable outlook during the period.

↑
A tactical overweight in mortgage basis positioning in the latter half of 2023 enabled the Fund to capitalize on the difference between longer-term U.S. Treasury yields and the interest rates on 30-year home mortgages when the basis tightened, and interest rates rallied.

Top detractors from performance:
↓	There were no significant detractors.
Use of derivatives and the impact on performance:
Futures and interest rate swaps were used to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. Credit default swaps were used to gain exposure to the CMBS sector and to hedge credit and market risks. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Opportunities Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	39234-ATSY-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 4/7/2015 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	Since Inception (4/7/2015)
Class Y (without sales charge)	13.21	3.48	3.75
Class Y (with sales charge)	13.21	3.48	3.75
Bloomberg U.S. Aggregate Index	1.31	-0.17	0.96
ICE BofA U.S. Treasury Bill Index	5.46	2.12	1.61
Bloomberg U.S. MBS Index	0.50	-0.85	0.50
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 4/7/2015 and began offering Class Y shares on 7/1/2019. Returns for periods before 7/1/2019 are based on the Fund’s Class I performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$543,213,623
Total Number of Portfolio Holdings*	528
Total Management Fee Paid	$1,370,273
Portfolio Turnover Rate	1,243%
*	Includes derivatives, if applicable.
Putnam Mortgage Opportunities Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	39234-ATSY-0724

WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Opportunities Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	39234-ATSY-0724

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments (Code of Ethics of Franklin Templeton effective March 4, 2024) with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

May 31, 2024	$144,691	$ —	$12,376	$ —
May 31, 2023	$106,354	$ —	$12,016	$ —

For the fiscal years ended May 31, 2024 and May 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $676,739 and $253,759 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

May 31, 2024	$ —	$664,363	$ —	$ —
May 31, 2023	$ —	$241,743	$ —	$ —

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Mortgage Opportunities Fund

Financial Statements and Other Important Information

Annual | May 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Mortgage Opportunities Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam Mortgage Opportunities Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”) as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Mortgage Opportunities Fund 1

The fund’s portfolio 5/31/24

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (80.2%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.8%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 6/1/54	$13,000,000	$12,892,472
4.50%, TBA, 6/1/54	8,000,000	7,557,862
4.00%, TBA, 6/1/54	6,000,000	5,509,955
		25,960,289
U.S. Government Agency Mortgage Obligations (75.4%)
Uniform Mortgage-Backed Securities
6.50%, TBA, 6/1/54	32,000,000	32,526,246
6.00%, TBA, 6/1/54	255,000,000	255,328,593
5.50%, TBA, 6/1/54	104,000,000	102,297,780
5.00%, TBA, 6/1/54	10,000,000	9,620,310
4.50%, TBA, 6/1/54	1,000,000	936,133
3.50%, TBA, 6/1/54	1,000,000	876,289
3.00%, TBA, 6/1/54	4,000,000	3,362,188
2.50%, TBA, 6/1/54	6,000,000	4,841,485
		409,789,024
Total U.S. government and agency mortgage obligations (cost $435,057,930)		$435,749,313

MORTGAGE-BACKED SECURITIES (77.0%)*	Principal amount	Value
Agency collateralized mortgage obligations (32.3%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4976, Class MI, IO, 4.50%, 5/25/50	$2,590,329	$597,950
REMICs Ser. 5125, Class IL, IO, 4.50%, 11/15/47	19,969,732	4,296,955
REMICs Ser. 4949, IO, 4.00%, 1/25/50	12,372,136	2,918,497
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	376,359	77,334
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	152,981	21,867
REMICs Ser. 5065, Class MI, IO, 3.50%, 1/25/51	3,242,476	604,560
REMICs Ser. 5018, IO, 3.50%, 10/25/50	10,506,792	1,889,677
REMICs Ser. 5119, Class IB, IO, 3.00%, 6/25/41	4,805,562	519,481
REMICs Ser. 5274, IO, 2.50%, 1/25/51	14,020,391	2,301,254
REMICs Ser. 5034, Class IJ, IO, 2.50%, 11/25/50	12,768,469	2,098,370
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.662%, 8/15/56	6,623,027	741,183
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.612%, 6/25/50	2,060,630	189,642
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.612%, 9/25/49	1,704,003	146,391
REMICs IFB Ser. 4631, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.562%, 11/15/46	26,800,901	2,730,076
Federal National Mortgage Association
REMICs Ser. 17-8, IO, 6.00%, 2/25/47	348,357	77,837
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	38,823	6,542
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	188,023	40,344
REMICs Ser. 12-132, Class PI, IO, 5.00%, 10/25/42	497,624	82,530
REMICs Ser. 21-56, Class QI, IO, 4.50%, 9/25/51	3,230,936	827,582
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	2,287,378	568,362
REMICs Ser. 21-17, Class KI, IO, 4.50%, 4/25/51	2,417,911	561,874
REMICs Ser. 20-98, Class OI, IO, 4.50%, 1/25/51	9,477,005	2,245,755
REMICs Ser. 20-50, IO, 4.50%, 3/25/50	6,160,337	1,499,056
REMICs Ser. 21-17, Class GI, IO, 4.00%, 2/25/51	1,943,052	395,599
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	5,219,486	1,026,777
REMICs Ser. 21-8, Class ID, IO, 3.50%, 3/25/51	7,093,992	1,548,589
REMICs Ser. 21-5, Class PI, IO, 3.50%, 2/25/51	2,828,167	545,763
REMICs Ser. 21-25, Class HI, IO, 3.50%, 7/25/50	6,035,988	1,046,001
REMICs Ser. 20-99, Class IB, IO, 3.50%, 5/25/50	8,525,277	1,523,467
REMICs Ser. 22-13, Class CI, IO, 3.00%, 12/25/51	14,282,471	2,168,153
REMICs Ser. 21-67, Class IG, IO, 3.00%, 10/25/51	3,380,139	565,663
REMICs Ser. 22-13, IO, 2.50%, 12/25/51	7,522,729	901,742
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	10,636,080	1,744,849
REMICs IFB Ser. 19-58, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.612%, 10/25/49	9,449,488	868,873
REMICs IFB Ser. 23-57, Class SC, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.562%, 10/25/49	33,145,797	2,807,250

2 Mortgage Opportunities Fund

MORTGAGE-BACKED SECURITIES (77.0%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 16-54, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.562%, 8/25/46	$3,227,230	$274,573
REMICs IFB Ser. 22-43, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.40%), 0.076%, 7/25/52	15,686,528	744,608
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	24,736	4,064
Ser. 21-176, Class IK, IO, 5.50%, 10/20/51	5,370,625	1,088,626
Ser. 21-59, Class IK, IO, 5.00%, 4/20/51	6,403,811	1,221,171
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	273,998	63,861
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	364,595	74,884
Ser. 14-132, IO, 5.00%, 9/20/44	608,557	127,371
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	397,367	80,654
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	42,259	8,236
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	5,377,690	1,153,803
Ser. 21-209, Class TG, IO, 4.50%, 11/20/51	7,040,679	1,505,992
Ser. 22-139, IO, 4.50%, 9/20/49	7,518,043	1,538,846
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	8,487,721	1,785,647
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	135,199	25,112
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	85,012	15,189
Ser. 21-162, Class IO, IO, 4.00%, 9/20/51	3,515,371	666,514
Ser. 17-104, Class GI, IO, 4.00%, 7/20/47	4,457,943	859,454
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	26,400	4,796
Ser. 18-72, Class IC, IO, 4.00%, 5/20/45	1,430,544	248,114
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	65,686	12,671
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	20,681	2,639
Ser. 14-188, Class IB, IO, 4.00%, 12/20/44	1,841,986	256,441
Ser. 21-214, Class DI, IO, 3.50%, 12/20/51	9,345,878	1,731,115
Ser. 21-197, Class BI, IO, 3.50%, 11/20/51	19,416,636	2,471,035
Ser. 21-176, Class IA, IO, 3.50%, 10/20/51	14,145,560	2,576,642
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	20,241,007	3,096,489
Ser. 21-91, Class AI, IO, 3.50%, 5/20/51	19,004,568	3,569,126
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,274,662	427,195
Ser. 20-32, Class IM, IO, 3.50%, 3/16/50	10,997,321	2,065,787
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	1,460,440	275,205
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	274,323	41,307
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	15,580	1,966
Ser. 13-14, IO, 3.50%, 12/20/42	19,848	2,469
Ser. 22-12, Class JI, IO, 3.00%, 1/20/52	16,178,441	2,059,354
Ser. 21-188, Class IU, IO, 3.00%, 10/20/51	11,226,129	2,034,443
Ser. 21-191, Class HI, IO, 3.00%, 10/20/51	2,986,362	461,689
Ser. 21-146, Class QI, IO, 3.00%, 8/20/51	16,072,963	2,381,168
Ser. 21-42, Class IG, IO, 3.00%, 3/20/51	2,211,625	360,243
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	16,556,380	2,190,797
Ser. 20-173, Class MI, IO, 2.50%, 11/20/50	16,385,673	2,319,556
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	4,341,561	614,591
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	14,022,139	1,944,791
Ser. 16-H24, IO, 2.153%, 9/20/66 W	202,773	14,551
Ser. 17-H19, Class MI, IO, 2.102%, 4/20/67 W	1,931,165	95,013
Ser. 15-H23, Class DI, IO, 1.893%, 9/20/65 W	74,517	2,988
Ser. 15-H25, Class EI, IO, 1.86%, 10/20/65 W	66,368	2,217
Ser. 15-H20, Class AI, IO, 1.829%, 8/20/65 W	78,852	2,200
Ser. 15-H10, Class CI, IO, 1.807%, 4/20/65 W	85,088	2,663
Ser. 15-H23, Class BI, IO, 1.756%, 9/20/65 W	51,325	1,273
Ser. 17-H06, Class DI, IO, 1.749%, 2/20/67 W	380,291	9,773
Ser. 15-H26, Class EI, IO, 1.738%, 10/20/65 W	94,174	3,532
IFB Ser. 24-19, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.677%, 2/20/54	51,103,871	3,366,197
IFB Ser. 24-4, Class SW, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.677%, 1/20/54	30,268,989	1,517,124
IFB Ser. 23-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.677%, 2/20/53	23,580,526	1,714,292
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.677%, 2/20/53	35,185,531	2,121,941
Ser. 14-H25, Class BI, IO, 1.669%, 12/20/64 W	856,234	19,276
Ser. 16-H24, Class CI, IO, 1.668%, 10/20/66 W	2,477,548	63,425
IFB Ser. 24-4, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 1.627%, 1/20/54	25,062,041	1,947,659

Mortgage Opportunities Fund 3

MORTGAGE-BACKED SECURITIES (77.0%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 24-4, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 1.627%, 1/20/54	$42,638,144	$2,751,329
IFB Ser. 23-173, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 1.627%, 11/20/53	29,254,644	1,566,396
Ser. 15-H25, Class AI, IO, 1.60%, 9/20/65 W	127,150	2,734
Ser. 17-H03, Class HI, IO, 1.59%, 1/20/67 W	4,585,203	117,072
Ser. 15-H01, Class BI, IO, 1.56%, 1/20/65 W	2,496,914	58,231
Ser. 17-H04, Class BI, IO, 1.432%, 2/20/67 W	2,391,268	100,261
Ser. 17-H06, Class BI, IO, 1.353%, 2/20/67 W	596,239	17,060
IFB Ser. 24-44, Class KS, IO, ((-1 x US 30 Day Average SOFR) + 6.65%), 1.327%, 3/20/54	12,976,348	1,104,399
Ser. 17-H08, Class NI, IO, 1.324%, 3/20/67 W	246,793	8,613
Ser. 16-H09, Class BI, IO, 1.308%, 4/20/66 W	3,763,400	176,503
IFB Ser. 13-182, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 6.59%), 1.265%, 12/20/43	587,901	54,428
Ser. 17-H06, Class MI, IO, 1.241%, 2/20/67 W	779,841	30,236
Ser. 18-H02, Class HI, IO, 1.236%, 1/20/68 W	2,484,204	120,151
Ser. 18-H02, Class IM, IO, 1.234%, 2/20/68 W	1,518,652	91,594
Ser. 18-H05, Class BI, IO, 1.232%, 2/20/68 W	1,065,039	48,006
Ser. 17-H09, IO, 1.215%, 4/20/67 W	264,737	7,559
IFB Ser. 11-156, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.49%), 1.165%, 4/20/38	26,755	2,566
Ser. 16-H11, Class KI, IO, 1.127%, 5/20/66 W	62,489,131	2,114,847
IFB Ser. 23-149, Class SE, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.127%, 9/20/63	41,030,120	1,493,193
IFB Ser. 23-35, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.127%, 2/20/53	14,714,772	985,226
Ser. 17-H03, Class EI, IO, 1.10%, 1/20/67 W	332,167	17,573
IFB Ser. 24-11, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 1.077%, 1/20/54	40,724,541	1,884,341
IFB Ser. 23-183, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 1.077%, 12/20/53	16,096,411	668,777
Ser. 17-H10, Class MI, IO, 1.049%, 4/20/67 W	2,759,031	82,219
Ser. 17-H02, Class BI, IO, 0.989%, 1/20/67 W	1,413,279	46,590
IFB Ser. 23-152, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.30%), 0.977%, 10/20/53	32,834,930	1,788,292
IFB Ser. 23-40, Class SC, IO, ((-1 x US 30 Day Average SOFR) + 6.30%), 0.977%, 3/20/53	19,014,518	782,714
Ser. 22-H09, Class GI, IO, 0.975%, 4/20/72 W	23,089,266	1,223,240
Ser. 22-H01, Class EI, IO, 0.966%, 1/20/72 W	5,397,191	286,957
Ser. 17-H11, Class DI, IO, 0.96%, 5/20/67 W	171,041	9,060
IFB Ser. 23-43, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.27%), 0.947%, 3/20/53	55,361,826	2,328,380
Ser. 15-H10, Class HI, IO, 0.944%, 4/20/65 W	81,556	3,344
IFB Ser. 23-24, Class SQ, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.927%, 2/20/53	15,255,412	816,424
IFB Ser. 23-13, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.927%, 1/20/53	34,622,440	1,813,066
IFB Ser. 23-13, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.927%, 1/20/53	22,068,230	1,198,093
IFB Ser. 23-14, Class BS, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.927%, 1/20/53	27,362,876	1,631,055
IFB Ser. 23-147, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.927%, 4/20/51	21,804,696	2,496,125
IFB Ser. 21-96, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.24%), 0.915%, 6/20/51	1,977,459	207,556
Ser. 18-H01, Class AI, IO, 0.885%, 1/20/68 W	8,109,664	389,264
Ser. 20-H04, Class AI, IO, 0.882%, 2/20/70 W	7,893,124	371,790
Ser. 19-H12, Class GI, IO, 0.879%, 7/20/69 W	8,917,279	328,543
IFB Ser. 23-35, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.20%), 0.877%, 2/20/53	17,459,228	1,008,253
Ser. 16-H18, Class QI, IO, 0.873%, 6/20/66 W	864,622	45,548
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.865%, 6/20/51	10,134,146	1,081,111
IFB Ser. 21-49, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.865%, 3/20/51	2,648,144	292,925
IFB Ser. 21-57, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.865%, 3/20/51	9,483,398	1,057,806
IFB Ser. 21-1, Class ST, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.865%, 1/20/51	14,016,273	1,602,408
IFB Ser. 20-167, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.865%, 11/20/50	14,613,802	1,822,009
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.865%, 8/20/50	7,165,441	788,880
FRB Ser. 16-H19, Class AI, IO, 0.859%, 9/20/66 W	3,580,857	148,953
Ser. 19-H02, Class DI, IO, 0.857%, 11/20/68 W	14,918,787	717,379
IFB Ser. 23-56, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.16%), 0.837%, 4/20/53	34,318,966	1,867,195
Ser. 16-H24, Class HI, IO, 0.834%, 9/20/66 W	9,940,514	586,375
Ser. 15-H16, Class DI, IO, 0.828%, 7/20/65 W	2,207,437	134,380
IFB Ser. 22-90, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.15%), 0.827%, 5/20/52	13,736,676	722,386
Ser. 18-H20, Class BI, IO, 0.826%, 6/20/68 W	5,093,339	224,301
IFB Ser. 10-26, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.14%), 0.815%, 2/20/40	18,195,261	1,540,957
Ser. 19-H14, Class IB, IO, 0.811%, 8/20/69 W	201,829	9,376
Ser. 22-H09, Class IG, IO, 0.804%, 4/20/72 W	17,759,191	836,436
Ser. 16-H23, Class NI, IO, 0.777%, 10/20/66 W	117,800	4,877

4 Mortgage Opportunities Fund

MORTGAGE-BACKED SECURITIES (77.0%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.766%, 9/16/44	$2,271,681	$238,016
Ser. 16-H15, Class AI, IO, 0.749%, 7/20/66 W	8,047,811	312,142
Ser. 19-H07, Class EI, IO, 0.736%, 3/20/69 W	17,639,509	750,367
IFB Ser. 23-114, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.05%), 0.727%, 8/20/53	45,639,365	2,316,052
IFB Ser. 19-158, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.716%, 9/16/43	3,558,447	288,215
Ser. 17-H16, Class JI, IO, 0.683%, 8/20/67 W	324,686	15,439
IFB Ser. 23-101, Class HS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.677%, 7/20/53	26,510,811	1,376,908
IFB Ser. 23-103, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.677%, 7/20/53	56,901,178	2,814,383
IFB Ser. 23-98, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.677%, 7/20/53	45,247,688	1,639,690
IFB Ser. 23-82, Class CS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.677%, 6/20/53	24,141,220	978,016
FRB Ser. 15-H16, Class XI, IO, 0.675%, 7/20/65 W	4,895,873	256,054
IFB Ser. 22-179, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.665%, 11/20/49	12,661,564	943,806
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.665%, 8/20/49	2,429,993	227,617
IFB Ser. 20-77, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.665%, 5/20/49	15,104,131	1,354,443
IFB Ser. 23-183, Class VS, IO, ((-1 x US 30 Day Average SOFR) + 5.95%), 0.627%, 12/20/53	32,748,408	1,481,941
IFB Ser. 20-189, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.615%, 12/20/49	16,561,008	1,409,292
IFB Ser. 19-103, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.615%, 8/20/49	13,177,114	1,181,809
IFB Ser. 19-98, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.615%, 8/20/49	1,543,809	142,024
Ser. 16-H27, Class EI, IO, 0.573%, 12/20/66 W	17,551,803	545,879
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.565%, 10/20/49	3,225,158	331,975
IFB Ser. 19-4, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.565%, 1/20/49	13,675,160	884,550
IFB Ser. 20-47, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.565%, 5/20/44	3,383,352	246,342
Ser. 15-H13, Class AI, IO, 0.559%, 6/20/65 W	135,559	5,792
Ser. 15-H20, Class CI, IO, 0.539%, 8/20/65 W	1,052,379	56,618
IFB Ser. 23-114, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 5.85%), 0.527%, 8/20/53	43,714,091	2,009,261
Ser. 7569, Class SE, IO, ((-1 x US 30 Day Average SOFR) + 5.80%), 0.477%, 6/20/54 ##	53,701,315	3,103,410
IFB Ser. 22-45, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 5.80%), 0.477%, 5/20/50	36,838,525	2,591,542
Ser. 15-H26, Class DI, IO, 0.455%, 10/20/65 W	54,817	2,284
Ser. 17-H22, Class DI, IO, 0.449%, 11/20/67 W	2,047,340	119,037
Ser. 15-H25, Class CI, IO, 0.429%, 10/20/65 W	57,906	2,119
IFB Ser. 23-20, Class PS, IO, ((-1 x US 30 Day Average SOFR) + 5.75%), 0.427%, 2/20/53	71,839,466	2,226,679
Ser. 17-H20, Class AI, IO, 0.384%, 10/20/67 W	1,774,785	81,679
IFB Ser. 24-4, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.70%), 0.377%, 1/20/54	26,624,833	1,204,803
IFB Ser. 23-40, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 5.70%), 0.377%, 3/20/53	19,683,921	630,673
Ser. 17-H20, Class HI, IO, 0.371%, 10/20/67 W	637,963	35,124
Ser. 19-H15, Class IH, IO, 0.361%, 9/20/69 W	11,588,388	451,513
Ser. 16-H04, Class KI, IO, 0.306%, 2/20/66 W	11,090,704	217,669
IFB Ser. 22-63, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.277%, 11/20/46	4,143,049	296,585
Ser. 15-H04, Class AI, IO, 0.242%, 12/20/64 W	1,725,991	50,599
IFB Ser. 23-166, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.50%), 0.177%, 11/20/53	49,095,725	846,877
IFB Ser. 23-76, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.50%), 0.177%, 5/20/53	75,555,406	1,997,300
Ser. 14-H21, Class AI, IO, 0.148%, 10/20/64 W	683,390	21,978
FRB Ser. 23-149, Class SQ, IO, ((-1 x US 30 Day Average SOFR) + 5.45%), 0.127%, 10/20/53	52,474,691	1,526,536
FRB Ser. 21-H08, IO, zero %, 1/20/71 W	24,886,081	952,913
		175,339,516
Commercial mortgage-backed securities (19.6%)
BANK
FRB Ser. 20-BN30, Class XA, IO, 1.29%, 12/15/53 W	9,498,071	567,629
FRB Ser. 20-BN26, Class XA, IO, 1.206%, 3/15/63 W	14,452,853	708,404
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	609,000	407,500
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class D, 3.25%, 8/15/52	1,010,000	706,498
Ser. 19-C4, Class E, 3.25%, 8/15/52	793,000	478,212
FRB Ser. 19-C5, Class F, 2.606%, 11/15/52 W	1,261,000	674,179
Ser. 19-C5, Class E, 2.50%, 11/15/52	867,000	606,151
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.505%, 11/16/38 (Cayman Islands)	1,349,309	1,339,395
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.176%, 1/15/51 W	712,000	531,632

Mortgage Opportunities Fund 5

MORTGAGE-BACKED SECURITIES (77.0%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.021%, 4/10/51 W	$1,753,000	$1,090,801
Ser. 19-B11, Class D, 3.00%, 5/15/52	963,000	621,001
Ser. 18-B1, Class D, 2.75%, 1/15/51	2,021,000	1,086,782
Ser. 19-B13, Class D, 2.50%, 8/15/57	1,295,000	759,777
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44 W	580,000	358,014
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.691%, 1/15/53 W	12,962,826	371,458
Cantor Commercial Real Estate Lending 144A Ser. 19-CF2, Class D, 2.50%, 11/15/52	313,000	215,626
CD Commercial Mortgage Trust
FRB Ser. 17-CD3, Class C, 4.538%, 2/10/50 W	615,000	319,293
Ser. 17-CD3, Class B, 3.984%, 2/10/50 W	888,000	623,216
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	889,000	198,582
Ser. 19-CD8, Class D, 3.00%, 8/15/57	507,000	301,130
Citigroup Commercial Mortgage Trust
FRB Ser. 15-GC27, Class C, 4.419%, 2/10/48 W	989,000	944,476
FRB Ser. 17-P7, Class C, 4.384%, 4/14/50 W	373,000	286,293
FRB Ser. 15-P1, Class C, 4.369%, 9/15/48 W	725,000	682,269
Ser. 14-GC21, Class B, 4.328%, 5/10/47 W	1,749,000	1,661,550
Ser. 16-P3, Class B, 4.271%, 4/15/49 W	1,630,000	1,499,078
FRB Ser. 15-GC31, Class D, 4.033%, 6/10/48 W	1,541,000	1,008,135
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class C, 5.433%, 9/10/45 W	627,421	570,279
FRB Ser. 13-GC17, Class D, 5.09%, 11/10/46 W	834,359	763,439
FRB Ser. 15-GC27, Class D, 4.419%, 2/10/48 W	631,000	582,168
Ser. 14-GC25, Class D, 3.548%, 10/10/47	239,000	179,255
Ser. 15-P1, Class D, 3.225%, 9/15/48	611,000	536,701
Ser. 15-GC27, Class E, 3.00%, 2/10/48	1,555,000	1,116,766
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.948%, 11/10/46 W	360,794	339,378
FRB Ser. 14-CR16, Class C, 4.89%, 4/10/47 W	1,226,000	1,138,341
FRB Ser. 14-CR17, Class C, 4.692%, 5/10/47 W	1,917,500	1,740,848
FRB Ser. 14-UBS3, Class C, 4.646%, 6/10/47 W	301,000	217,193
FRB Ser. 14-UBS4, Class C, 4.635%, 8/10/47 W	324,000	248,537
Ser. 14-LC17, Class B, 4.49%, 10/10/47 W	634,000	622,641
FRB Ser. 14-UBS6, Class C, 4.431%, 12/10/47 W	334,000	298,578
Ser. 14-CR17, Class B, 4.377%, 5/10/47	652,000	607,990
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,463,055	1,343,268
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	1,263,000	1,180,881
FRB Ser. 14-CR14, Class C, 3.711%, 2/10/47 W	650,000	591,938
FRB Ser. 15-CR26, Class D, 3.464%, 10/10/48 W	875,000	689,219
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.391%, 8/10/46 W	278,000	231,376
FRB Ser. 13-CR13, Class D, 4.948%, 11/10/46 W	1,860,000	1,248,356
FRB Ser. 14-CR17, Class D, 4.756%, 5/10/47 W	1,247,000	926,609
FRB Ser. 14-CR17, Class E, 4.756%, 5/10/47 W	1,366,000	958,386
FRB Ser. 14-CR19, Class D, 4.641%, 8/10/47 W	597,000	552,358
FRB Ser. 13-CR7, Class D, 4.243%, 3/10/46 W	994,324	925,219
FRB Ser. 15-LC19, Class E, 4.212%, 2/10/48 W	1,070,000	811,262
FRB Ser. 14-CR15, Class D, 3.98%, 2/10/47 W	923,000	830,700
FRB Ser. 14-CR14, Class D, 3.711%, 2/10/47 W	1,479,000	1,131,477
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,145,000	1,341,000
Ser. 13-LC6, Class E, 3.50%, 1/10/46	460,000	417,637
FRB Ser. 16-COR1, Class D, 3.325%, 10/10/49 W	1,501,500	1,079,868
Ser. 17-COR2, Class D, 3.00%, 9/10/50	1,656,000	1,225,440
Ser. 15-LC19, Class D, 2.867%, 2/10/48	1,769,000	1,602,091
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.349%, 8/15/48 W	1,168,000	997,337
FRB Ser. 15-C2, Class C, 4.173%, 6/15/57 W	1,299,000	1,147,504
FRB Ser. 15-C2, Class D, 4.173%, 6/15/57 W	1,355,000	960,802
CSAIL Commercial Mortgage Trust 144A Ser. 19-C17, Class D, 2.50%, 9/15/52	594,000	386,513

6 Mortgage Opportunities Fund

MORTGAGE-BACKED SECURITIES (77.0%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Federal Home Loan Mortgage Corporation 144A
Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.324%, 11/25/51	$2,059,000	$2,073,341
Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 9.074%, 1/25/51	758,000	761,346
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63	16,810,917	833,825
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.537%, 2/10/46 W	471,000	439,157
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.36%, 8/10/43 W	397,000	332,304
FRB Ser. 14-GC24, Class D, 4.515%, 9/10/47 W	2,089,000	1,177,380
FRB Ser. 13-GC13, Class D, 3.843%, 7/10/46 W	739,000	451,845
Ser. 17-GS5, Class D, 3.509%, 3/10/50 W	3,043,000	1,462,384
Ser. 19-GC38, Class D, 3.00%, 2/10/52	439,000	340,721
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class B, 4.554%, 9/15/47 W	399,000	369,316
FRB Ser. 14-C22, Class C, 4.554%, 9/15/47 W	354,000	322,795
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C19, Class C19, 4.885%, 4/15/47 W	239,054	238,011
FRB Ser. 14-C18, Class D, 4.627%, 2/15/47 W	1,135,000	928,424
FRB Ser. 13-C12, Class E, 3.958%, 7/15/45 W	625,000	443,438
FRB Ser. 14-C25, Class D, 3.932%, 11/15/47 W	1,390,000	1,012,027
Ser. 13-C14, Class F, 3.598%, 8/15/46 W	402,000	32,080
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.373%, 9/15/50 W	388,000	280,947
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50 W	566,000	419,007
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.325%, 6/15/49 W	1,101,000	607,831
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.158%, 4/15/46 W	740,000	318,957
FRB Ser. 13-C10, Class C, 4.074%, 12/15/47 W	582,924	536,868
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.525%, 2/15/46 W	450,000	346,807
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default) † W	643,000	160,036
Ser. 12-C6, Class G, 2.972%, 5/15/45 W	100,000	69,231
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class C, 4.536%, 11/15/45 W	917,499	888,007
FRB Ser. 15-C25, Class C, 4.517%, 10/15/48 W	1,646,000	1,444,022
FRB Ser. 14-C17, Class B, 4.464%, 8/15/47 W	1,060,000	1,051,823
FRB Ser. 15-C22, Class C, 4.199%, 4/15/48 W	1,125,000	1,040,429
FRB Ser. 17-C34, Class C, 4.17%, 11/15/52 W	691,000	573,123
FRB Ser. 15-C23, Class B, 4.138%, 7/15/50 W	967,000	924,760
Ser. 14-C19, Class C, 4.00%, 12/15/47	787,000	755,369
FRB Ser. 13-C9, Class C, 3.725%, 5/15/46 W	269,000	234,607
Ser. 13-C9, Class B, 3.708%, 5/15/46 W	1,009,231	924,190
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.686%, 10/15/46 W	1,139,000	989,222
FRB Ser. 13-C12, Class E, 4.686%, 10/15/46 W	405,000	316,022
FRB Ser. 14-C17, Class D, 4.644%, 8/15/47 W	1,641,500	1,513,049
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45 W	1,441,000	510,979
FRB Ser. 12-C6, Class E, 4.389%, 11/15/45 W	1,303,000	573,320
FRB Ser. 15-C24, Class E, 4.322%, 5/15/48 W	677,000	514,926
FRB Ser. 15-C23, Class D, 4.138%, 7/15/50 W	1,242,000	1,146,441
FRB Ser. 13-C10, Class F, 3.984%, 7/15/46 W	1,286,000	79,805
FRB Ser. 13-C9, Class D, 3.813%, 5/15/46 W	881,000	729,165
FRB Ser. 13-C9, Class G, 3.813%, 5/15/46 W	1,500,000	518,400
Ser. 14-C19, Class D, 3.25%, 12/15/47	574,000	496,006
Ser. 17-C34, Class D, 2.70%, 11/15/52	663,000	390,454
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	24,032	20,427
FRB Ser. 18-H3, Class C, 4.85%, 7/15/51 W	1,174,000	1,044,759
Ser. 15-UBS8, Class B, 4.315%, 12/15/48 W	2,528,000	2,348,815
FRB Ser. 16-UB12, Class C, 4.125%, 12/15/49 W	498,000	326,649
FRB Ser. 15-MS1, Class C, 4.023%, 5/15/48 W	1,270,000	1,101,467
FRB Ser. 16-BNK2, Class C, 3.881%, 11/15/49 W	571,000	425,064

Mortgage Opportunities Fund 7

MORTGAGE-BACKED SECURITIES (77.0%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.164%, 3/15/45 W	$621,531	$583,028
FRB Ser. 12-C4, Class E, 5.164%, 3/15/45 W	392,000	285,572
FRB Ser. 11-C3, Class G, 4.943%, 7/15/49 W	753,000	655,283
Ser. 18-L1, Class D, 3.00%, 10/15/51	2,079,000	1,378,377
PFP, Ltd. 144A
FRB Ser. 23-10, Class AS, 8.345%, 9/16/38 (Bermuda)	593,000	596,726
FRB Ser. 22-9, Class AS, 8.103%, 8/19/35 (Bermuda)	768,000	771,488
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.074%, 5/19/38 (Bermuda)	815,000	816,236
UBS Commercial Mortgage Trust
FRB Ser. 18-C11, Class C, 4.882%, 6/15/51 W	641,000	522,798
FRB Ser. 17-C3, Class C, 4.385%, 8/15/50 W	1,552,000	1,287,379
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	503,044	460,179
FRB Ser. 17-C1, Class D, 4.864%, 6/15/50 W	1,223,000	991,328
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51 W	2,527,000	1,307,607
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 4.976%, 1/15/59 W	371,000	278,789
FRB Ser. 15-C31, Class C, 4.594%, 11/15/48 W	711,000	662,752
FRB Ser. 15-SG1, Class B, 4.452%, 9/15/48 W	980,000	907,761
FRB Ser. 15-C29, Class D, 4.218%, 6/15/48 W	1,670,000	1,469,994
Ser. 15-C31, Class D, 3.852%, 11/15/48	1,322,000	1,085,081
FRB Ser. 19-C52, Class XA, IO, 1.589%, 8/15/52 W	9,512,186	571,210
FRB Ser. 21-C59, Class XA, IO, 1.514%, 4/15/54 W	23,670,251	1,693,962
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.594%, 11/15/48 W	783,000	526,649
FRB Ser. 15-C30, Class D, 4.493%, 9/15/58 W	1,040,000	897,384
FRB Ser. 13-LC12, Class D, 3.952%, 7/15/46 W	381,000	133,378
Ser. 14-LC16, Class D, 3.938%, 8/15/50	274,212	32,905
Ser. 17-RB1, Class D, 3.401%, 3/15/50	1,618,000	862,305
Ser. 16-C33, Class D, 3.123%, 3/15/59	1,519,000	1,182,973
Ser. 19-C50, Class D, 3.00%, 5/15/52	437,000	322,343
Ser. 20-C55, Class D, 2.50%, 2/15/53	919,000	588,370
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47 W	816,000	775,216
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 4.978%, 6/15/44 W	806,022	620,224
FRB Ser. 12-C9, Class D, 4.719%, 11/15/45 W	2,783	2,707
FRB Ser. 13-C15, Class D, 4.188%, 8/15/46 W	1,324,000	531,056
FRB Ser. 13-C11, Class D, 4.061%, 3/15/45 W	1,510,000	1,243,897
		106,472,771
Residential mortgage-backed securities (non-agency) (25.1%)
A&D Mortgage Trust 144A
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	1,957,598	1,972,581
Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	2,324,474	2,304,862
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	1,296,232	1,288,069
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.629%, 5/25/47	1,416,526	827,693
Arroyo Mortgage Trust 144A Ser. 20-1, Class M1, 4.277%, 3/25/55	442,000	365,592
Bear Stearns Alt-A Trust
FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 5.939%, 1/25/36	87,758	79,060
FRB Ser. 05-8, Class 21A1, 5.285%, 10/25/35 W	265,220	219,243
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (CME Term SOFR 1 Month + 0.57%), 5.899%, 9/25/46	1,828,176	1,553,911
BRAVO Residential Funding Trust 144A
Ser. 23-NQM8, Class A1, 6.394%, 10/25/63	1,463,489	1,468,896
Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64 ††	3,538,261	3,541,962
Cascade Funding Mortgage Trust, LLC 144A FRB Ser. 24-HB13, Class M1, 3.00%, 5/25/34 W	3,750,000	3,356,250
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.619%, 11/25/47	779,026	584,922
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 5.789%, 3/25/37	154,716	126,519

8 Mortgage Opportunities Fund

MORTGAGE-BACKED SECURITIES (77.0%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 6.615%, 9/25/35	$603,382	$519,571
Ser. 06-43CB, Class 1A10, 6.00%, 2/25/37	3,528,758	1,878,809
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 5.819%, 8/25/46	185,713	167,734
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.819%, 8/25/46	204,592	174,704
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.615%, 2/20/47	1,064,526	811,530
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (CME Term SOFR 1 Month + 0.51%), 5.839%, 4/25/46	28,296	23,526
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 20-SPT1, Class M1, 3.388%, 4/25/65 W	392,000	353,916
CSMC Mortgaged-Backed Trust FRB Ser. 07-1, Class 1A3, 5.989%, 2/25/37 W	5,568,255	1,235,770
CSMC Trust 144A FRB Ser. 20-RPL2, Class A12, 3.614%, 2/25/60 W	3,203,718	3,250,269
Deutsche Alt-B Securities Mortgage Loan Trust Ser. 06-AB4, Class A4B, 6.50%, 10/25/36	2,026,731	1,655,362
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.938%, 5/25/28	247,903	271,154
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B2, (US 30 Day Average SOFR + 10.00%), 15.438%, 7/25/29	518,476	589,341
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.438%, 7/25/28	245,707	272,349
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.788%, 4/25/28	294,039	322,046
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.238%, 3/25/28	368,599	384,709
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (US 30 Day Average SOFR + 7.66%), 12.988%, 12/25/27	1,152,341	1,208,409
Seasoned Credit Risk Transfer Trust Ser. 18-1, Class M, 4.75%, 5/25/57 W	761,997	726,147
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.688%, 2/25/49	2,642,000	3,373,704
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.438%, 10/25/48	3,028,000	3,849,415
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class B2, (US 30 Day Average SOFR + 11.00%), 16.324%, 3/25/42	2,600,000	3,048,500
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.188%, 1/25/49	439,000	558,134
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.938%, 3/25/49	755,000	919,037
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 14.788%, 6/25/50	750,000	985,430
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.788%, 1/25/48	3,900,000	4,651,007
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.188%, 9/25/48	1,318,000	1,545,496
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 13.038%, 3/25/50	3,000,000	3,609,924
Structured Agency Credit Risk Trust FRB Ser. 19-HQA3, Class B2, (US 30 Day Average SOFR + 7.61%), 12.938%, 9/25/49	1,000,000	1,151,152
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M2, (US 30 Day Average SOFR + 6.75%), 12.08%, 6/25/42	1,471,000	1,670,936
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class B2, (US 30 Day Average SOFR + 6.25%), 11.574%, 10/25/33	2,879,000	3,390,802
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (US 30 Day Average SOFR + 5.36%), 10.688%, 9/25/50	346,018	387,721
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M2, (US 30 Day Average SOFR + 5.35%), 10.674%, 8/25/42	3,160,000	3,452,078
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 10.574%, 3/25/42	2,759,000	2,986,618
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class B2, (US 30 Day Average SOFR + 5.21%), 10.538%, 1/25/50	800,000	865,000
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 10.245%, 9/25/47	800,000	846,000
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.124%, 10/25/50	2,476,000	2,828,154

Mortgage Opportunities Fund 9

MORTGAGE-BACKED SECURITIES (77.0%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class B2, (US 30 Day Average SOFR + 4.75%), 10.074%, 1/25/51	$1,100,000	$1,177,688
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B1, (US 30 Day Average SOFR + 4.21%), 9.538%, 3/25/50	2,544,000	2,879,585
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1B, (US 30 Day Average SOFR + 4.00%), 9.324%, 7/25/42	800,000	854,152
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M2, (US 30 Day Average SOFR + 3.75%), 9.074%, 2/25/42	1,975,000	2,076,219
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M2, (US 30 Day Average SOFR + 2.50%), 7.824%, 1/25/42	3,097,000	3,154,947
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	244,000	228,766
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56 W	400,000	381,005
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59 W	1,799,000	1,633,349
Seasoned Credit Risk Transfer Trust FRB Ser. 20-1, Class M, 4.25%, 8/25/59 W	1,120,000	1,026,070
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 18.188%, 10/25/28	814,615	959,215
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.188%, 10/25/28	338,257	392,426
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.188%, 8/25/28	26,501	30,301
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.688%, 1/25/29	572,467	651,830
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2B, (US 30 Day Average SOFR + 9.61%), 14.938%, 5/25/29	596,665	679,022
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.688%, 4/25/29	1,552,676	1,761,211
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1B2, (US 30 Day Average SOFR + 10.60%), 15.924%, 5/25/42	500,000	593,750
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2B1, (US 30 Day Average SOFR + 6.75%), 12.074%, 9/25/42	500,000	556,390
Connecticut Avenue Securities Trust FRB Ser. 23-R03, Class 2B1, (US 30 Day Average SOFR + 6.35%), 11.674%, 4/25/43	850,000	961,700
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1B1, (US 30 Day Average SOFR + 5.25%), 10.574%, 3/25/42	500,000	543,391
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M2, (US 30 Day Average SOFR + 4.75%), 10.074%, 9/25/42	1,000,000	1,093,851
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.824%, 4/25/42	2,540,000	2,709,939
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.824%, 1/25/42	2,146,000	2,261,348
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.538%, 9/25/31	1,169,825	1,248,997
Connecticut Avenue Securities Trust FRB Ser. 23-R08, Class 1B1, (US 30 Day Average SOFR + 3.55%), 8.874%, 10/25/43	1,500,000	1,568,438
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.324%, 1/25/42	2,727,000	2,805,401
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M2, (US 30 Day Average SOFR + 2.00%), 7.324%, 11/25/41	3,100,000	3,127,125
GS Mortgage-Backed Securities Trust 144A FRB Ser. 24-HE1, Class A1, (US 30 Day Average SOFR + 1.60%), 6.924%, 7/25/54	4,000,000	4,000,000
GSAA Home Equity Trust
Ser. 07-2, Class AF4A, 6.483%, 3/25/37	1,175,636	326,827
FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.799%, 5/25/36	74,820	16,745
FRB Ser. 06-1, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.619%, 1/25/36	1,024,036	302,091
FRB Ser. 06-17, Class A1, (CME Term SOFR 1 Month + 0.23%), 5.559%, 11/25/36	8,480,655	1,936,563
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.749%, 5/25/37	300,348	164,155
Home Re, Ltd. 144A FRB Ser. 22-1, Class B1, (US 30 Day Average SOFR + 9.00%), 14.324%, 10/25/34 (Bermuda)	900,000	1,043,545
Imperial Fund Mortgage Trust 144A Ser. 22-NQM4, Class A3, 5.04%, 6/25/67	1,209,675	1,158,502
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 4.128%, 6/25/36 W	22,399	18,909

10 Mortgage Opportunities Fund

MORTGAGE-BACKED SECURITIES (77.0%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
JPMorgan Mortgage Trust 144A FRB Ser. 24-HE2, Class A1, (US 30 Day Average SOFR + 1.20%), 6.524%, 10/25/54	$1,343,000	$1,343,000
Lehman XS Trust FRB Ser. 06-17, Class 1A4A, (CME Term SOFR 1 Month + 0.45%), 5.779%, 8/25/46	3,047,323	2,707,492
LHOME Mortgage Trust 144A
Ser. 23-RTL4, Class A1, 7.628%, 11/25/28	1,045,000	1,040,709
Ser. 21-RTL3, Class A1, 3.363%, 9/25/26	317,484	314,137
Merrill Lynch Mortgage Investors Trust FRB Ser. 06-HE3, Class A4, (CME Term SOFR 1 Month + 0.61%), 5.939%, 6/25/37	780,017	191,155
MFA Trust 144A Ser. 23-NQM3, Class A1, 6.617%, 7/25/68	628,310	629,903
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 3.498%, 2/26/37	349,024	300,209
Morgan Stanley Residential Mortgage Loan Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.386% (7.386%, 5/1/28), 5/25/69 ††	3,982,000	3,978,249
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (US 30 Day Average SOFR + 4.46%), 9.788%, 7/25/29 (Bermuda)	191,000	191,064
FRB Ser. 19-1A, Class B1A, (US 30 Day Average SOFR + 3.61%), 8.938%, 7/25/29 (Bermuda)	159,000	159,067
Saluda Grade Alternative Mortgage Trust 144A
Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30 ††	2,384,000	2,399,722
Ser. 24-RTL4, Class A1, stepped-coupon 7.50% (8.50%, 7/1/26), 2/25/30 ††	1,023,000	1,015,558
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 5.799%, 1/25/37	24,254	20,966
FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 5.559%, 8/25/36	146,546	127,329
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A2, 5.105%, 6/25/24	2,120,000	2,064,951
Towd Point HE Trust 144A Ser. 21-HE1, Class A1, 0.918%, 2/25/63 W	1,111,354	1,059,259
Unlock Hea Trust 144A Ser. 23-1, Class A, 7.00%, 10/25/38	717,241	705,437
Verus Securitization Trust 144A FRB Ser. 23-INV3, Class A1, 6.876%, 11/25/68 W	2,208,044	2,251,397
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.97%), 6.299%, 10/25/45	35,596	33,607
		136,510,678
Total mortgage-backed securities (cost $432,353,706)		$418,322,965

ASSET-BACKED SECURITIES (0.8%)*	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class F, (CME Term SOFR 1 Month + 5.26%), 10.589%, 10/22/24	$425,000	$424,239
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.689%, 10/22/24	2,010,000	2,012,513
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.439%, 10/22/24	1,225,000	1,223,303
Station Place Securitization Trust 144A FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.222%, 6/22/25	900,000	900,819
Total asset-backed securities (cost $4,527,821)		$4,560,874

SHORT-TERM INVESTMENTS (19.7%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.46% L	Shares	94,133,636	$94,133,636
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% P	Shares	1,670,000	1,670,000
U.S. Treasury Bills 5.379%, 7/23/24 ∆ Φ		$3,712,000	3,684,803
U.S. Treasury Bills 5.379%, 8/27/24 # Φ		7,500,000	7,407,385
Total short-term investments (cost $106,892,772)			$106,895,824

TOTAL INVESTMENTS
Total investments (cost $978,832,229)	$965,528,976

Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

Mortgage Opportunities Fund 11

IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2023 through May 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $543,213,623.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $7,204,113 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,442,796 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
Φ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $1,233,251 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
##	Forward commitment, in part or in entirety (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS OUTSTANDING at 5/31/24
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
U.S. Treasury Note 2 yr (Short)	1,909	$388,869,268	$388,869,268	Sep-24	$176,063
U.S. Treasury Note 5 yr (Short)	445	47,079,609	47,079,609	Sep-24	41,043
U.S. Treasury Note Ultra 10 yr (Short)	1,327	148,665,469	148,665,469	Sep-24	390,737
Unrealized appreciation					607,843
Unrealized (depreciation)					—
Total					$607,843

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 5/31/24
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	$10,656,000	$(1,273,149)	$(97,822)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	10,656,000	(1,215,957)	(68,305)
Citibank, N.A.
(3.855)/US SOFR/Jul-29 (Purchased)	Jul-24/3.855	188,174,700	(1,848,816)	1,418,837
3.355/US SOFR/Jul-29 (Purchased)	Jul-24/3.355	188,174,700	(1,900,564)	(1,844,112)
Mizuho Capital Markets LLC
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475	9,023,700	(469,232)	(62,805)
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475	9,023,700	(451,636)	(138,965)
Unrealized appreciation				1,418,837
Unrealized (depreciation)				(2,212,009)
Total				$(793,172)

12 Mortgage Opportunities Fund

TBA SALE COMMITMENTS OUTSTANDING at 5/31/24 (proceeds receivable $51,053,594)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 6/1/54	$1,000,000	6/20/24	$891,997
Uniform Mortgage-Backed Securities, 6.00%, 6/1/54	26,000,000	6/13/24	26,033,503
Uniform Mortgage-Backed Securities, 5.50%, 6/1/54	19,000,000	6/13/24	18,689,018
Uniform Mortgage-Backed Securities, 4.00%, 6/1/54	6,000,000	6/13/24	5,441,951
Total			$51,056,469

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 5/31/24
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$524,000	$5,523 E	$8,766	6/20/29	US SOFR — Annually	4.00% — Annually	$3,243
822,114,000	8,385,563 E	(4,323,384)	6/20/26	4.20% — Annually	US SOFR — Annually	4,062,181
59,959,000	1,486,983 E	(1,796,605)	6/20/34	3.80% — Annually	US SOFR — Annually	(309,623)
26,951,000	1,300,116 E	1,177,854	6/20/54	US SOFR — Annually	3.60% — Annually	(122,262)
3,878,000	80,507 E	(28,516)	6/20/34	US SOFR — Annually	3.85% — Annually	(109,024)
4,064,000	160,812 E	(23,973)	6/20/54	3.65% — Annually	US SOFR — Annually	136,839
Total		$(4,985,858)	$3,661,354
E Extended effective date.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 5/31/24
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
CMBX NA BBB−.7 Index	BB+/P	$34	$2,857	$486	1/17/47	300 bp — Monthly	$(451)
Citigroup Global Markets, Inc.
CMBX NA BB.13 Index	BB−/P	2,024,057	4,734,000	1,615,241	12/16/72	500 bp — Monthly	413,420
CMBX NA BB.6 Index	B/P	647,506	1,944,457	489,614	5/11/63	500 bp — Monthly	159,785
CMBX NA BB.7 Index	B/P	351,309	881,557	275,399	1/17/47	500 bp — Monthly	76,773
CMBX NA BB.9 Index	B-/P	273,850	651,000	254,150	9/17/58	500 bp — Monthly	20,332
CMBX NA BBB−.13 Index	BBB−/P	72,438	253,000	53,510	12/16/72	300 bp — Monthly	19,076
CMBX NA BBB−.16 Index	BBB−/P	276,187	1,215,000	184,194	4/17/65	300 bp — Monthly	92,702
Credit Suisse International
CMBX NA A.7 Index	A/P	110	865	147	1/17/47	200 bp — Monthly	(36)
CMBX NA BB.7 Index	B/P	44,810	249,638	77,987	1/17/47	500 bp — Monthly	(32,933)
CMBX NA BBB−.7 Index	BB+/P	1,379	9,999	1,701	1/17/47	300 bp — Monthly	(316)
Goldman Sachs International
CMBX NA BB.9 Index	B-/P	171,648	429,000	167,482	9/17/58	500 bp — Monthly	4,584
CMBX NA BBB−.16 Index	BBB−/P	23,410	114,000	17,282	4/17/65	300 bp — Monthly	6,194
CMBX NA BBB−.7 Index	BB+/P	43,515	169,988	28,915	1/17/47	300 bp — Monthly	14,699
JPMorgan Securities LLC
CMBX NA BB.10 Index	B-/P	23,189	289,000	115,311	5/11/63	500 bp — Monthly	(91,841)
CMBX NA BB.6 Index	B/P	806,690	818,197	206,022	5/11/63	500 bp — Monthly	601,464
CMBX NA BBB−.7 Index	BB+/P	21,129	42,854	7,289	1/17/47	300 bp — Monthly	13,864
CMBX NA BBB−.8 Index	B+/P	19,336	124,000	12,363	10/17/57	300 bp — Monthly	7,046
Merrill Lynch International
CMBX NA BB.6 Index	B/P	22,364	104,428	26,295	5/11/63	500 bp — Monthly	(3,830)
CMBX NA BB.7 Index	B/P	16,216	99,855	31,195	1/17/47	500 bp — Monthly	(14,881)
CMBX NA BB.7 Index	B/P	27,163	213,869	66,813	1/17/47	500 bp — Monthly	(39,441)
Morgan Stanley & Co. International PLC
CMBX NA BB.11 Index	B+/P	2,116	25,000	6,998	11/18/54	500 bp — Monthly	(4,857)
CMBX NA BB.13 Index	BB−/P	830,316	1,841,000	628,149	12/16/72	500 bp — Monthly	203,957

Mortgage Opportunities Fund 13

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 5/31/24 cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.15 Index	BB/P	$284,725	$1,766,000	$439,381	11/18/64	500 bp — Monthly	$(152,939)
CMBX NA BBB−.16 Index	BBB−/P	25,914	114,000	17,282	4/17/65	300 bp — Monthly	8,698
Upfront premium received		6,009,411		Unrealized appreciation		1,642,594
Upfront premium (paid)		—		Unrealized (depreciation)		(341,525)
Total		$6,009,411		Total		$1,301,069
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at May 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 5/31/24
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(22)	$865	$147	1/17/47	(200 bp) — Monthly	$124
CMBX NA BB.10 Index	(225,536)	486,000	193,914	11/17/59	(500 bp) — Monthly	(32,095)
CMBX NA BB.11 Index	(10,042)	25,000	6,998	11/18/54	(500 bp) — Monthly	(3,068)
CMBX NA BB.8 Index	(249,406)	553,966	200,259	10/17/57	(500 bp) — Monthly	(49,686)
CMBX NA BBB−.12 Index	(290,603)	1,024,000	200,397	8/17/61	(300 bp) — Monthly	(90,803)
CMBX NA BBB−.7 Index	(60,818)	225,698	38,391	1/17/47	(300 bp) — Monthly	(22,559)
CMBX NA BBB−.8 Index	(344,624)	1,784,000	177,865	10/17/57	(300 bp) — Monthly	(167,800)
Credit Suisse International
CMBX NA BB.10 Index	(50,421)	424,000	169,176	11/17/59	(500 bp) — Monthly	118,343
CMBX NA BB.10 Index	(27,719)	223,000	88,977	11/17/59	(500 bp) — Monthly	61,042
Goldman Sachs International
CMBX NA BB.10 Index	(376,522)	836,000	333,564	11/17/59	(500 bp) — Monthly	(43,771)
CMBX NA BBB−.12 Index	(1,275,086)	4,835,000	946,210	8/17/61	(300 bp) — Monthly	(331,697)
CMBX NA BBB−.13 Index	(66,827)	251,000	53,087	12/16/72	(300 bp) — Monthly	(13,887)
JPMorgan Securities LLC
CMBX NA BB.7 Index	(694,821)	1,057,422	330,339	1/17/47	(500 bp) — Monthly	(365,517)
CMBX NA BBB−.8 Index	(10,823)	78,000	7,777	10/17/57	(300 bp) — Monthly	(3,091)
Merrill Lynch International
CMBX NA BB.10 Index	(2,674)	47,000	18,753	11/17/59	(500 bp) — Monthly	16,033
Morgan Stanley & Co. International PLC
CMBX NA BB.7 Index	(157,231)	387,498	121,054	1/17/47	(500 bp) — Monthly	(36,556)
CMBX NA BB.8 Index	(143,186)	313,529	113,341	10/17/57	(500 bp) — Monthly	(30,150)
CMBX NA BB.9 Index	(457,405)	1,080,000	421,632	9/17/58	(500 bp) — Monthly	(36,823)
CMBX NA BBB−.12 Index	(403,340)	1,268,000	248,148	8/17/61	(300 bp) — Monthly	(155,932)
CMBX NA BBB−.13 Index	(636)	2,000	423	12/16/72	(300 bp) — Monthly	(214)
CMBX NA BBB−.8 Index	(781,830)	3,798,000	378,661	10/17/57	(300 bp) — Monthly	(405,385)
Upfront premium received	—			Unrealized appreciation		195,542
Upfront premium (paid)	(5,629,572)			Unrealized (depreciation)		(1,789,034)
Total	$(5,629,572)			Total		$(1,593,492)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

14 Mortgage Opportunities Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$4,560,874	$—
Mortgage-backed securities	—	418,322,965	—
U.S. government and agency mortgage obligations	—	435,749,313	—
Short-term investments	1,670,000	105,225,824	—
Totals by level	$1,670,000	$963,858,976	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$607,843	$—	$—
Forward premium swap option contracts	—	(793,172)	—
TBA sale commitments	—	(51,056,469)	—
Interest rate swap contracts	—	8,647,212	—
Credit default contracts	—	(672,262)	—
Totals by level	$607,843	$(43,874,691)	$—

The accompanying notes are an integral part of these financial statements.

Mortgage Opportunities Fund 15

Financial Statements

Statement of assets and liabilities

5/31/24

ASSETS

Investment in securities, at value (Notes 1 and 8):

Unaffiliated issuers (identified cost $884,698,593)	$871,395,340

Affiliated issuers (identified cost $94,133,636) (Note 5)	94,133,636

Cash	614,794

Interest and other receivables	3,702,077

Receivable for shares of the fund sold	9,597,854

Receivable for investments sold	304,341

Receivable for sales of TBA securities (Note 1)	32,430,128

Receivable for variation margin on centrally cleared swap contracts (Note 1)	2,776,928

Unrealized appreciation on forward premium swap option contracts (Note 1)	1,418,837

Unrealized appreciation on OTC swap contracts (Note 1)	1,838,136

Premium paid on OTC swap contracts (Note 1)	5,629,572

Deposits with broker (Note 1)	16,766,557

Prepaid assets	52,990

Total assets	1,040,661,190

LIABILITIES

Payable for investments purchased	8,179,990

Payable for purchases of delayed delivery securities (Note 1)	3,152,249

Payable for purchases of TBA securities (Note 1)	417,205,520

Payable for shares of the fund repurchased	293,469

Payable for compensation of Manager (Note 2)	214,559

Payable for custodian fees (Note 2)	17,123

Payable for investor servicing fees (Note 2)	100,443

Payable for Trustee compensation and expenses (Note 2)	6,971

Payable for administrative services (Note 2)	1,574

Payable for distribution fees (Note 2)	9,795

Payable for variation margin on futures contracts (Note 1)	750,554

Payable for variation margin on centrally cleared swap contracts (Note 1)	3,304,368

Unrealized depreciation on forward premium swap option contracts (Note 1)	2,212,009

Unrealized depreciation on OTC swap contracts (Note 1)	2,130,559

Premium received on OTC swap contracts (Note 1)	6,009,411

TBA sale commitments, at value (proceeds receivable $51,053,594) (Note 1)	51,056,469

Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	1,670,000

Payable to broker (Note 1)	913,563

Other accrued expenses	218,941

Total liabilities	497,447,567

Net assets	$543,213,623

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$579,026,281

Total distributable earnings (Note 1)	(35,812,658)

Total — Representing net assets applicable to capital shares outstanding	$543,213,623

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($15,859,562 divided by 1,786,258 shares)	$8.88

Offering price per class A share (100/96.00 of $8.88)*	$9.25

Net asset value and offering price per class C share ($2,660,534 divided by 298,940 shares)**	$8.90

Net asset value and offering price per class I share ($186,433,146 divided by 20,954,758 shares)	$8.90

Net asset value, offering price and redemption price per class R6 share ($1,365,579 divided by 153,491 shares)	$8.90

Net asset value, offering price and redemption price per class Y share ($336,894,802 divided by 37,917,099 shares)	$8.89
*	On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

16  Mortgage Opportunities Fund

Statement of operations

Year ended 5/31/24

Investment income

Interest (including interest income of $1,796,861 from investments in affiliated issuers) (Note 5)	$31,484,514

Total investment income	31,484,514

EXPENSES

Compensation of Manager (Note 2)	2,201,167

Investor servicing fees (Note 2)	357,438

Custodian fees (Note 2)	63,931

Trustee compensation and expenses (Note 2)	18,933

Distribution fees (Note 2)	46,561

Administrative services (Note 2)	10,441

Auditing and tax fees	159,698

Other	222,966

Fees waived and reimbursed by Manager (Note 2)	(830,894)

Total expenses	2,250,241

Expense reduction (Note 2)	(13,636)

Net expenses	2,236,605

Net investment income	29,247,909

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on:

Securities from unaffiliated issuers (Notes 1 and 3)	(19,190,736)

Futures contracts (Note 1)	27,975,795

Swap contracts (Note 1)	(1,153,067)

Written options (Note 1)	115,940

Total net realized gain	7,747,932

Change in net unrealized appreciation on:

Securities from unaffiliated issuers and TBA sale commitments	8,379,439

Futures contracts	1,730,752

Swap contracts	3,868,984

Total change in net unrealized appreciation	13,979,175

Net gain on investments	21,727,107

Net increase in net assets resulting from operations	$50,975,016

The accompanying notes are an integral part of these financial statements.

Mortgage Opportunities Fund  17

Statement of changes in net assets

	Year ended 5/31/24	Year ended 5/31/23
Increase in net assets
Operations
Net investment income	$29,247,909	$23,797,501
Net realized gain (loss) on investments	7,747,932	(3,957,720)
Change in net unrealized appreciation (depreciation) of investments	13,979,175	(6,592,072)
Net increase in net assets resulting from operations	50,975,016	13,247,709
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(920,881)	(942,840)
Class C	(135,862)	(89,144)
Class I	(15,382,476)	(10,329,786)
Class R6	(330,810)	(248,094)
Class Y	(17,850,699)	(16,123,649)
Net realized short-term gain on investments
Class A	—	(100,663)
Class C	—	(9,190)
Class I	—	(857,087)
Class R6	—	(20,720)
Class Y	—	(1,532,912)
Increase from capital share transactions (Note 4)	165,759,136	108,001,065
Total increase in net assets	182,113,424	90,994,689
Net assets
Beginning of year	361,100,199	270,105,510
End of year	$543,213,623	$361,100,199

The accompanying notes are an integral part of these financial statements.

18  Mortgage Opportunities Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From realized gain	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets excluding interest expense (%) [c,d]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%) [e]
Class A
May 31, 2024	$8.55	.61	.44	1.05	(.72)	—	—	(0.72)	$8.88	12.91	$15,860.86		7.02	1,243
May 31, 2023	8.90	.53	(.24)	.29	(.59)	(.05)	—	(0.64)	8.55	3.37	10,291.86		6.03	1,412
May 31, 2022	9.41	.39	(.33)	.06	(.57)	—	—	(0.57)	8.90	.81	3,693.78		4.28	1,790
May 31, 2021	9.01	.34	.39	.73	(.32)	—	(.01)	(0.33)	9.41	8.19	1,660.75		3.64	1,058
May 31, 2020 †	10.51	.31	(1.11)	(.80)	(.69)	—	(.01)	(0.70)	9.01	(8.32)*	2,805	.71*	3.11*	1,311
Class C
May 31, 2024	$8.57	.55	.44	.99	(.66)	—	—	(0.66)	$8.90	12.06	$2,661	1.61	6.26	1,243
May 31, 2023	8.92	.47	(.24)	.23	(.53)	(.05)	—	(0.58)	8.57	2.60	1,836	1.61	5.37	1,412
May 31, 2022	9.42	.32	(.32)	— [f]	(.50)	—	—	(0.50)	8.92	.07	$382	1.53	3.47	1,790
May 31, 2021	9.01	.28	.39	.67	(.26)	—	— [f]	(0.26)	9.42	7.48	260	1.50	2.93	1,058
May 31, 2020 †	10.51	.24	(1.11)	(.87)	(.62)	—	(.01)	(0.63)	9.01	(8.91)*	337	1.40*	2.46*	1,311
Class I
May 31, 2024	$8.56	.64	.46	1.10	(.76)	—	—	(0.76)	$8.90	13.45	$186,433.47		7.39	1,243
May 31, 2023	8.91	.55	(.23)	.32	(.62)	(.05)	—	(0.67)	8.56	3.74	147,651.47		6.27	1,412
May 31, 2022	9.43	.41	(.33)	.08	(.60)	—	—	(0.60)	8.91	.97	141,000.47		4.55	1,790
May 31, 2021	9.02	.37	.40	.77	(.35)	—	(.01)	(0.36)	9.43	8.58	135,399.47		3.94	1,058
May 31, 2020	10.46	.36	(1.08)	(.72)	(.71)	—	(.01)	(0.72)	9.02	(7.40)	196,765.47		3.50	1,311
Class R6
May 31, 2024	$8.56	.63	.46	1.09	(.75)	—	—	(0.75)	$8.90	13.40	$1,366.51		7.31	1,243
May 31, 2023	8.91	.55	(.23)	.32	(.62)	(.05)	—	(0.67)	8.56	3.70	3,548.51		6.30	1,412
May 31, 2022	9.43	.41	(.33)	.08	(.60)	—	—	(0.60)	8.91	.96	1,157.51		4.51	1,790
May 31, 2021 #	9.02	.38	.39	.77	(.35)	—	(.01)	(0.36)	9.43	8.56	1,017.51		4.01	1,058
Class Y
May 31, 2024	$8.55	.63	.46	1.09	(.75)	—	—	(0.75)	$8.89	13.34	$336,895.61		7.26	1,243
May 31, 2023	8.90	.55	(.24)	.31	(.61)	(.05)	—	(0.66)	8.55	3.63	197,774.61		6.29	1,412
May 31, 2022	9.42	.41	(.33)	.08	(.60)	—	—	(0.60)	8.90	.96	123,873.53		4.52	1,790
May 31, 2021	9.02	.37	.39	.76	(.35)	—	(.01)	(0.36)	9.42	8.46	43,483.50		3.93	1,058
May 31, 2020 †	10.51	.33	(1.11)	(.78)	(.70)	—	(.01)	(0.71)	9.02	(8.10)*	54,750	.48*	3.40*	1,311

The accompanying notes are an integral part of these financial statements.

Mortgage Opportunities Fund  19

Financial highlights cont.

* Not annualized.

# For the period June 1, 2020 (commencement of operations) to May 31, 2021.

† For the period July 1, 2019 (commencement of operations) to May 31, 2020.

a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b  Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c  Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d  Reflects an involuntary contractual expense limitations in effect during the period. As a result of such limitations, the expenses of each class reflect a reduction of the following amount (Note 2):

	Percentage of average net assets
	5/31/24	5/31/23	5/31/22	5/31/21	5/31/20
Class A	0.21%	0.20%	0.28%	0.27%	0.20%
Class C	0.21	0.20	0.28	0.27	0.20
Class I	0.21	0.20	0.28	0.27	0.22
Class R6	0.21	0.20	0.28	0.27	N/A
Class Y	0.21	0.20	0.28	0.27	0.20

e  Portfolio turnover includes TBA purchase and sale commitments.

f  Represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Mortgage Opportunities Fund  19

Notes to financial statements 5/31/24

Unless otherwise noted, the “reporting period” represents the period from June 1, 2023 through May 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Mortgage Opportunities Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to maximize total return consistent with what Putnam Management believes to be prudent risk. Total return is composed of capital appreciation and income. The fund invests mainly in mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders. Putnam Management expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives), and agency mortgage-backed securities. The fund currently has significant investment exposure to commercial mortgage-backed securities. Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While Putnam Management’s emphasis will be on mortgage-backed securities, Putnam Management may also invest to a lesser extent in other types of asset-backed securities. Putnam Management may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments. Putnam Management typically uses to a significant extent derivatives, including interest rate swaps, forward delivery contracts and total return swaps, options and swaptions on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class I§	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None
† Not available to all investors.
§ Intended for institutional and other investors who meet the $5,000,000 minimum investment and who are not purchasing through an intermediary.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Mortgage Opportunities Fund 21

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a (forward commitment or delayed delivery) basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its

22 Mortgage Opportunities Fund

respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $16,766,557 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,949,715 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $2,442,796 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for

Mortgage Opportunities Fund 23

temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$7,057,671	$3,667,141	$10,724,812

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $2,015,928 to its fiscal year ending May 31, 2025 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2024 and May 31, 2024, and/or (ii) specified ordinary and currency losses recognized between November 1, 2023 and May 31, 2024).

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from late year loss deferrals, from unrealized gains and losses on certain futures contracts, from income on swap contracts, from interest-only securities and from distributions in excess. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $3,716,892 to decrease distributions in excess of net investment income, $4,247,840 to decrease paid-in capital and $530,948 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$27,675,782
Unrealized depreciation	(50,736,676)
Net unrealized depreciation	(23,060,894)
Capital loss carryforward	(10,724,812)
Late year ordinary loss deferral	(2,015,928)
Cost for federal income tax purposes	$945,323,022

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the following annual rates:

0.550% of the first $500 million of average net assets, 0.500% of the next $500 million of average net assets 0.450% of any excess thereafter

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.550% of the fund’s average net assets.

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In addition, effective July 15, 2024, Franklin Advisers has retained Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management.

Putnam Management has contractually agreed, through September 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through September 30, 2025, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.46% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $830,894 as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective July 15, 2024, Putnam Management transferred its sub-management contract with PIL in respect of the fund to Franklin Advisers.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management and PIL continue to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services will provide certain administrative services to the fund. The fee for those services will be paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

24 Mortgage Opportunities Fund

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class I shares paid a monthly fee based on the average net assets of class I shares at an annual rate of 0.01%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$17,114
Class C	2,731
Class I	17,204
Class R6	1,866
Class Y	318,523
Total	$357,438

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $13,636 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $336, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum%) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved%) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum%	Approved%	Amount
Class A	0.35%	0.25%	$28,414
Class C	1.00%	1.00%	18,147
Total			$46,561

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $7,101 from the sale of class A shares and received $655 in contingent deferred sales charges from redemptions of class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $2 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$8,329,824,589	$8,253,809,331
U.S. government securities (Long-term)	—	—
Total	$8,329,824,589	$8,253,809,331

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	1,056,215	$9,208,735	2,137,657	$18,897,268
Shares issued in connection with reinvestment of distributions	105,132	907,044	119,414	1,036,072
	1,161,347	10,115,779	2,257,071	19,933,340
Shares repurchased	(579,326)	(5,051,055)	(1,467,943)	(12,769,740)
Net increase	582,021	$5,064,724	789,128	$7,163,600

Mortgage Opportunities Fund 25

	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	161,092	$1,412,851	206,995	$1,825,824
Shares issued in connection with reinvestment of distributions	15,714	135,862	11,297	98,177
	176,806	1,548,713	218,292	1,924,001
Shares repurchased	(92,135)	(799,028)	(46,881)	(405,143)
Net increase	84,671	$749,685	171,411	$1,518,858
	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class I	Shares	Amount	Shares	Amount
Shares sold	4,440,600	$38,500,000	566,251	$5,000,001
Shares issued in connection with reinvestment of distributions	999,221	8,630,450	856,279	7,451,936
	5,439,821	47,130,450	1,422,530	12,451,937
Shares repurchased	(1,729,925)	(15,000,000)	—	—
Net increase	3,709,896	$32,130,450	1,422,530	$12,451,937
	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	207,293	$1,804,964	421,901	$3,751,121
Shares issued in connection with reinvestment of distributions	35,343	304,987	30,073	261,755
	242,636	2,109,951	451,974	4,012,876
Shares repurchased	(503,544)	(4,415,158)	(167,452)	(1,463,441)
Net increase (decrease)	(260,908)	$(2,305,207)	284,522	$2,549,435
	YEAR ENDED 5/31/24		YEAR ENDED 5/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	26,015,650	$227,510,200	34,477,256	$303,904,569
Shares issued in connection with reinvestment of distributions	1,979,273	17,082,895	1,807,519	15,690,275
	27,994,923	244,593,095	36,284,775	319,594,844
Shares repurchased	(13,200,718)	(114,473,611)	(27,072,474)	(235,277,609)
Net increase	14,794,205	$130,119,484	9,212,301	$84,317,235

At the close of the reporting period, three shareholders of record owned 12.0%, 10.4% and 9.2% respectively, of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/24
Short-term investments
Putnam Short Term Investment Fund Class P‡	$20,223,800	$379,057,596	$305,147,760	$1,796,861	$94,133,636
Total Short-term investments	$20,223,800	$379,057,596	$305,147,760	$1,796,861	$94,133,636
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$254,000,000
Written swap option contracts (contract amount)	$—*
Futures contracts (number of contracts)	4,000
Centrally cleared interest rate swap contracts (notional)	$796,700,000
OTC credit default contracts (notional)	$44,400,000
* For the reporting period, there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

26 Mortgage Opportunities Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables	$4,036,080	Payables	$4,708,342
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	12,060,039*	Payables, Net assets — Unrealized depreciation	3,598,156*
Total		$16,096,119		$8,306,498
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$1,348,382	$1,348,382
Interest rate contracts	(978,972)	27,975,795	(2,501,449)	$24,495,374
Total	$(978,972)	$27,975,795	$(1,153,067)	$25,843,756
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(516,131)	$(516,131)
Interest rate contracts	239,129	1,730,752	4,385,115	$6,354,996
Total	$239,129	$1,730,752	$3,868,984	$5,838,865

Mortgage Opportunities Fund 27

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International
Assets:
Centrally cleared interest rate swap contracts§	$—	$—	$2,776,928	$—	$—	$—	$—
OTC Credit default contracts — protection sold*#	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased*#	—	—	—	—	—	815,164	257,525
Futures contracts§	—	—	—	—	—	—	—
Forward premium swap option contracts#	—	—	—	—	1,418,837	—	—
Total Assets	$—	$—	$2,776,928	$—	$1,418,837	$815,164	$257,525
Liabilities:
Centrally cleared interest rate swap contracts§	—	—	3,304,368	—	—	—	—
OTC Credit default contracts — protection sold*#	—	485	—	—	—	2,863,259	79,584
OTC Credit default contracts — protection purchased*#	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—
Forward premium swap option contracts#	166,127	—	—	—	1,844,112	—	—
Total Liabilities	$166,127	$485	$3,304,368	$—	$1,844,112	$2,863,259	$79,584
Total Financial and Derivative Net Assets	$(166,127)	$(485)	$(527,440)	$—	$(425,275)	$(2,048,095)	$177,941
Total collateral received (pledged)†##	$(134,939)	$—	$—	$—	$150,000	$(2,048,095)	$110,000
Net amount	$(31,188)	$(485)	$(527,440)	$—	$(575,275)	$—	$67,941
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$—	$150,000	$—	$110,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$(134,939)	$—	$—	$(264,864)	$—	$(2,473,554)	$—

28 Mortgage Opportunities Fund

Note 8: Offsetting of financial and derivative assets and liabilities cont.

	Goldman Sachs International	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. International PLC	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate swap contracts§	$—	$—	$—	$—	$—	$—	$2,776,928
OTC Credit default contracts — protection sold*#	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased*#	1,329,080	337,036	18,707	—	1,278,568	—	4,036,080
Futures contracts§	—	—	—	—	—	—	—
Forward premium swap option contracts#	—	—	—	—	—	—	1,418,837
Total Assets	$1,329,080	$337,036	$18,707	$—	$1,278,568	$—	$8,231,845
Liabilities:
Centrally cleared interest rate swap contracts§	—	—	—	—	—	—	3,304,368
OTC Credit default contracts — protection sold*#	213,096	339,811	123,895	—	1,088,212	—	4,708,342
OTC Credit default contracts — protection purchased*#	—	—	—	—	—	—	—
Futures contracts§	—	750,554	—	—	—	—	750,554
Forward premium swap option contracts#	—	—	—	201,770	—	—	2,212,009
Total Liabilities	$213,096	$1,090,365	$123,895	$201,770	$1,088,212	$—	$10,975,273
Total Financial and Derivative Net Assets	$1,115,984	$(753,329)	$(105,188)	$(201,770)	$190,356	$—	$(2,743,428)
Total collateral received (pledged)†##	$1,050,000	$—	$(105,188)	$(116,087)	$190,356	$—
Net amount	$65,984	$(753,329)	$—	$(85,683)	$—	$—
Controlled collateral received (including TBA commitments)**	$1,050,000	$160,000	$—	$—	$200,000	$—	$1,670,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—	$(112,119)	$(116,087)	$—	$(574,484)	$(3,676,047)
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $7,204,113 and $16,766,557, respectively.

Mortgage Opportunities Fund 29

Federal tax information (Unaudited)

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

30 Mortgage Opportunities Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)

November 17, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
20,600,149	46,770	859,955

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
20,590,574	56,996	859,304

All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid is included in the Notes to financial statements above.

Board approval of management and subadvisory agreements

Not applicable

Mortgage Opportunities Fund 31

© 2024 Franklin Templeton. All rights reserved.	39234-AFSOI 07/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: July 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: July 30, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: July 30, 2024